Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.6%
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.30% (A), 05/15/2037 (B)	$ 300,000	$ 296,810
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 1.34% (A), 04/25/2026 (B)	49,097	49,058
Barings BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 1.30% (A), 04/15/2027 (B)	128,202	127,494
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 1.21% (A), 07/17/2028 (B)	394,836	391,417
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 1.42% (A), 01/16/2026 (B)	48,012	48,001
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.18% (A), 10/15/2027 (B)	449,251	446,462
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.81% (A), 07/25/2035	126,198	125,361
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 1.03% (A), 03/25/2035	61,148	61,153
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.12% (A), 01/16/2026 (B)	110,296	109,776
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	708,092
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.21% (A), 06/25/2035	200,000	197,078
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.36% (A), 10/22/2025 (B)	97,823	97,556
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.41% (A), 06/25/2037	356,372	351,870
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	256,019	260,529

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.28% (A), 05/15/2036 (B)	$ 300,000	$ 294,681
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 1.18% (A), 04/15/2028 (B)	560,064	553,397
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.97% (A), 10/25/2034	152,033	149,234
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.08% (A), 10/15/2026 (B)	132,825	132,043
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.85% (A), 12/26/2031 (B)	23,149	22,668
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.18% (A), 11/15/2026 (B)	177,431	176,679
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.10% (A), 11/25/2065 (B)	143,224	142,901
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.37% (A), 02/25/2037	100,000	92,699
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 0.60% (A), 11/25/2037	100,000	96,222
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.60% (A), 02/17/2032 (B)	306,578	307,754
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.15% (A), 05/25/2058 (B)	119,299	119,299
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	70,609	71,812

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.29% (A), 08/28/2029 (B)	$ 500,000	$ 492,327
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.43% (A), 04/15/2028 (B)	274,731	272,872

Total Asset-Backed Securities (Cost $6,195,913)		6,195,245

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 0.77% (A), 10/26/2020	200,000	200,000

Total Certificate of Deposit (Cost $200,000)		200,000

CORPORATE DEBT SECURITIES - 17.6%
Aerospace & Defense - 0.1%
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030 (B)	100,000	114,780
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	93,612
3.95%, 06/15/2023	100,000	88,750
Textron, Inc.
2.45%, 03/15/2031	100,000	99,368

		396,510

Airlines - 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	169,364	158,239
3.25%, 04/15/2030	84,666	66,104
3.50%, 08/15/2033	86,871	71,828
4.00%, 01/15/2027	54,475	45,280
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	177,195	170,694
JetBlue Pass-Through Trust
4.00%, 05/15/2034	100,000	103,472
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	583,789	516,686
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	218,623
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	73,223	65,723
United Airlines Pass-Through Trust
2.88%, 04/07/2030	260,354	247,285
3.10%, 01/07/2030 - 04/07/2030	344,524	301,722

		1,965,656

Banks - 3.6%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	217,230
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	200,000	198,807
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,602,397
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	324,175

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3.65%, 03/16/2025	$ 300,000	$ 323,575
4.34%, 01/10/2028	200,000	222,712
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	200,000	209,297
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	400,000	442,844
Citigroup, Inc.
4.40%, 06/10/2025	750,000	846,231
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	810,946
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 1.63% (A), 09/12/2026	200,000	198,153
Fixed until 06/04/2030, 2.85% (A), 06/04/2031	400,000	414,160
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	232,031
4.55%, 08/16/2028	600,000	707,280
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 1.10% (A), 07/26/2023	200,000	201,840
3-Month LIBOR + 1.88%, 2.13% (A), 03/01/2021	329,000	331,448
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.25% (A), 09/11/2024	200,000	202,110
Natwest Group PLC
3.88%, 09/12/2023	300,000	321,660
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	348,948
Fixed until 08/15/2021 (C), 8.63% (A)	300,000	307,500
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	427,761
Santander UK Group Holdings PLC
3.13%, 01/08/2021	60,000	60,426
Stichting AK Rabobank Certificaten
Zero Coupon, 12/29/2049 (C) (D)	EUR 200,000	278,929
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 400,000	405,886
2.14%, 09/23/2030	200,000	197,071
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/2023 (B)	200,000	200,297
SVB Financial Group
3.13%, 06/05/2030	200,000	222,685
Truist Financial Corp.
Fixed until 03/01/2030 (C), 5.10% (A)	400,000	432,380
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	346,879
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	500,000	519,186
3.00%, 02/19/2025, MTN	100,000	108,154
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	200,000	218,266
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,903,994

		13,785,258

Beverages - 0.1%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	111,695
4.70%, 05/15/2028 (B)	100,000	116,213

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	$ 200,000	$ 209,225

		437,133

Biotechnology - 0.1%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	190,000	201,306
Amgen, Inc.
4.40%, 05/01/2045	200,000	247,778

		449,084

Building Products - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	326,071
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	283,846
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	200,000	205,053

		814,970

Capital Markets - 0.6%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	204,250
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (C)	100,000	102,521
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	309,012
4.28%, 01/09/2028 (B)	300,000	340,540
Deutsche Bank AG
3-Month LIBOR + 1.29%, 1.54% (A), 02/04/2021	300,000	300,329
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	212,648
4.25%, 10/14/2021	100,000	102,942
Lazard Group LLC
3.75%, 02/13/2025	19,000	20,595
Nomura Holdings, Inc.
2.65%, 01/16/2025	200,000	210,618
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	455,633

		2,259,088

Chemicals - 0.2%
Huntsman International LLC
4.50%, 05/01/2029	100,000	112,487
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	288,750
Syngenta Finance NV
3.13%, 03/28/2022	70,000	71,278
5.18%, 04/24/2028 (B)	200,000	220,241
Yara International ASA
3.15%, 06/04/2030 (B)	200,000	214,017

		906,773

Commercial Services & Supplies - 0.1%
RELX Capital, Inc.
4.00%, 03/18/2029	200,000	234,714

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	198,544

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	$ 200,000	$ 204,122
SBA Tower Trust
1.88%, 07/15/2050 (B)	100,000	102,221

		306,343

Consumer Finance - 0.2%
Ally Financial, Inc.
4.63%, 03/30/2025	100,000	109,845
Discover Financial Services
4.50%, 01/30/2026	100,000	114,093
Nissan Motor Acceptance Corp.
2.80%, 01/13/2022 (B)	170,000	171,724
OneMain Finance Corp.
8.88%, 06/01/2025	200,000	221,500
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (B)	200,000	207,330

		824,492

Containers & Packaging - 0.1%
Bemis Co., Inc.
2.63%, 06/19/2030	200,000	213,194

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	338,657
Yale University
1.48%, 04/15/2030	100,000	101,193

		439,850

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	699,419
Aircastle, Ltd.
5.50%, 02/15/2022	100,000	102,251
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	100,000	102,500
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	400,000	429,564
Helios Leasing I LLC
1.56%, 09/28/2024	35,551	36,415
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	206,403
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	300,000	308,773
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B) (F)	200,000	202,500
Tagua Leasing LLC
1.58%, 11/16/2024	37,766	38,622

		2,126,447

Diversified Telecommunication Services - 0.3%
AT&T, Inc.
2.25%, 02/01/2032	100,000	100,020
3.65%, 06/01/2051	200,000	201,730
4.35%, 03/01/2029	300,000	353,132
Bell Canada, Inc.
4.30%, 07/29/2049	100,000	123,708
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	216,478
Verizon Communications, Inc.
4.52%, 09/15/2048	90,000	117,911

		1,112,979

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.8%
AEP Texas, Inc.
3.95%, 06/01/2028	$ 300,000	$ 346,728
Alabama Power Co.
1.45%, 09/15/2030	400,000	402,759
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	98,411
Avangrid, Inc.
3.80%, 06/01/2029	300,000	347,143
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	200,000	200,600
DTE Electric Co.
3.70%, 06/01/2046	600,000	701,063
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	100,000	100,213
Edison International
3.55%, 11/15/2024	100,000	105,431
Enel Finance International NV
2.65%, 09/10/2024 (B)	400,000	424,109
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	769,819
Interstate Power & Light Co.
2.30%, 06/01/2030	200,000	211,219
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	217,454
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	200,000	197,168
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	200,000	207,641
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	122,238
Pacific Gas & Electric Co.
3.45%, 07/01/2025	250,000	263,311
3.50%, 06/15/2025 (G) (H)	110,000	115,739
3.75%, 07/01/2028	250,000	258,138
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	449,420
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	200,000	207,000
Southern California Edison Co.
3.90%, 03/15/2043	100,000	103,308
4.00%, 04/01/2047	300,000	321,906
4.65%, 10/01/2043	300,000	346,298
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	550,104

		7,067,220

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	200,000	215,962
Flex, Ltd.
4.75%, 06/15/2025	100,000	112,485
4.88%, 06/15/2029	100,000	114,950

		443,397

Energy Equipment & Services - 0.1%
Hanwha Energy USA Holdings Corp.
2.38%, 07/30/2022 (B)	200,000	205,550
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D)	37,004	33,859

		239,409

Entertainment - 0.1%
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	93,185

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment (continued)
Walt Disney Co.
2.00%, 09/01/2029	$ 200,000	$ 206,491
2.65%, 01/13/2031	200,000	215,934

		515,610

Equity Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	113,839
4.30%, 01/15/2026	550,000	635,518
4.50%, 07/30/2029	200,000	241,000
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	200,000	202,570
American Tower Corp.
2.10%, 06/15/2030	100,000	100,648
3.38%, 10/15/2026	400,000	442,956
4.00%, 06/01/2025	760,000	854,956
4.40%, 02/15/2026	400,000	456,373
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 1.30% (A), 02/01/2022	400,000	395,000
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	137,527
5.25%, 01/15/2023	600,000	660,503
Equinix, Inc.
2.63%, 11/18/2024	90,000	95,693
Essex Portfolio, LP
4.00%, 03/01/2029	300,000	347,354
Healthpeak Properties, Inc.
2.88%, 01/15/2031	200,000	211,112
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	386,419
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	395,127
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	352,438
Sabra Health Care, LP
4.80%, 06/01/2024	300,000	315,230
UDR, Inc.
3.00%, 08/15/2031	100,000	108,205
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	300,000	331,472
Weyerhaeuser Co.
4.63%, 09/15/2023	300,000	333,846
WP Carey, Inc.
4.60%, 04/01/2024	300,000	332,479

		7,450,265

Food Products - 0.0% (I)
Kraft Heinz Foods Co.
3.95%, 07/15/2025	63,000	68,358

Gas Utilities - 0.4%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024	200,000	212,802
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	682,967
Southern California Gas Co.
3-Month LIBOR + 0.35%, 0.57% (A), 09/14/2023	100,000	99,960
4.13%, 06/01/2048	300,000	374,435

		1,370,164

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	386,840

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.
1.95%, 06/15/2030	$ 200,000	$ 204,130
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/2022	20,000	20,687
3.55%, 04/01/2025	20,000	22,110

		633,767

Health Care Providers & Services - 0.5%
Adventist Health System
2.43%, 09/01/2024	160,000	165,542
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	269,254
CHRISTUS Health
4.34%, 07/01/2028	200,000	232,759
CVS Health Corp.
5.05%, 03/25/2048	300,000	382,923
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	197,742
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	128,196
HCA, Inc.
4.13%, 06/15/2029	100,000	113,105
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	100,000	105,986
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	218,761
UnitedHealth Group, Inc.
2.90%, 05/15/2050	100,000	105,461

		1,919,729

Hotels, Restaurants & Leisure - 0.2%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	103,500
5.38%, 04/15/2026	60,000	66,498
Hyatt Hotels Corp.
3-Month LIBOR + 3.00%, 3.25% (A), 09/01/2022	200,000	200,269
Las Vegas Sands Corp.
2.90%, 06/25/2025	170,000	169,784
McDonald’s Corp.
3.80%, 04/01/2028, MTN	300,000	350,095

		890,146

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	200,000	233,433

Insurance - 0.6%
AIA Group, Ltd.
3.20%, 09/16/2040 (B) (F)	200,000	206,526
Fidelity National Financial, Inc.
3.40%, 06/15/2030	200,000	216,316
First American Financial Corp.
4.60%, 11/15/2024	10,000	11,077
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	100,000	116,879
Great-West Lifeco US Finance, LP
0.90%, 08/12/2025 (B)	100,000	99,776
MET Tower Global Funding
SOFR + 0.55%, 0.64% (A), 01/17/2023 (B)	300,000	301,390
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	122,716

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	$ 600,000	$ 643,846
Principal Life Global Funding II
3.00%, 04/18/2026 (B)	200,000	222,523
Protective Life Global Funding
1.74%, 09/21/2030 (B)	200,000	198,862
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	200,000	208,890
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	117,256

		2,466,057

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	96,207
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (B)	100,000	113,663

		209,870

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
2.50%, 06/03/2050	50,000	51,001

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	400,000	434,408

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	218,287

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	400,000	423,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	340,476
4.80%, 03/01/2050	200,000	227,427
Comcast Corp.
4.40%, 08/15/2035	10,000	12,690
4.75%, 03/01/2044	700,000	922,272
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	100,000	96,229
4.60%, 08/15/2047 (B)	10,000	12,504
Discovery Communications LLC
4.00%, 09/15/2055 (B)	243,000	246,719

		2,281,817

Multi-Utilities - 0.1%
Black Hills Corp.
2.50%, 06/15/2030	200,000	206,819
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (C), 6.13% (A)	100,000	101,642
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	99,605

		408,066

Oil, Gas & Consumable Fuels - 1.5%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	226,125

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines, LP
3.40%, 02/15/2031	$ 200,000	$ 196,031
Concho Resources, Inc.
2.40%, 02/15/2031	200,000	189,448
Diamondback Energy, Inc.
2.88%, 12/01/2024	170,000	172,126
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (D)	200,000	210,258
Energy Transfer Operating, LP
4.75%, 01/15/2026	400,000	425,981
7.50%, 07/01/2038	50,000	59,260
Eni SpA
4.75%, 09/12/2028 (B)	200,000	232,604
Enterprise Products Operating LLC
3.20%, 02/15/2052	400,000	369,636
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	201,771
MPLX, LP
1.75%, 03/01/2026	200,000	199,099
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	200,000	217,029
ONEOK, Inc.
4.35%, 03/15/2029	400,000	417,599
Pertamina Persero PT
4.18%, 01/21/2050 (B)	200,000	199,858
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	194,000
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	679,487
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	563,770
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	128,149
Valero Energy Corp.
4.00%, 04/01/2029 (F)	400,000	438,279
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	10,580
3.70%, 03/15/2028 (B)	300,000	319,358

		5,650,448

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	715,930
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	300,000	338,381
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	300,000	299,449
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	200,000	222,385
Zoetis, Inc.
3.90%, 08/20/2028	200,000	237,415

		1,813,560

Professional Services - 0.1%
Block Financial LLC
3.88%, 08/15/2030	200,000	201,672
IHS Markit, Ltd.
4.75%, 08/01/2028	200,000	237,918

		439,590

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	91,660

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	$ 200,000	$ 196,500
Kansas City Southern
4.95%, 08/15/2045	300,000	334,444
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (B)	100,000	100,763
Union Pacific Corp.
4.10%, 09/15/2067	100,000	118,980

		842,347

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	300,000	342,717
5.00%, 04/15/2030	100,000	117,960
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	80,000	86,372

		547,049

Software - 0.4%
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	100,000	103,125
Infor, Inc.
1.75%, 07/15/2025 (B)	200,000	205,757
Microsoft Corp.
2.53%, 06/01/2050	111,000	116,086
4.10%, 02/06/2037	189,000	245,022
Oracle Corp.
2.95%, 05/15/2025	760,000	827,710
VMware, Inc.
4.65%, 05/15/2027	200,000	233,432

		1,731,132

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.90%, 09/12/2027	50,000	56,059
3.35%, 02/09/2027	100,000	114,374
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	526,015
NetApp, Inc.
2.70%, 06/22/2030	200,000	207,861
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	200,000	215,838

		1,120,147

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	100,000	108,129
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	400,000	422,989

		531,118

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B) (F)	200,000	211,158

Transportation Infrastructure - 0.0% (I)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	10,573
3.90%, 03/22/2023 (B)	100,000	105,208

		115,781

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
5.15%, 09/20/2029 (B)	$ 200,000	$ 235,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 09/20/2029 (B)	200,000	216,250
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	100,000	103,461
Vodafone Group PLC
3.75%, 01/16/2024	80,000	87,336

		642,547

Total Corporate Debt Securities (Cost $62,639,277)		67,016,916

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Canada - 0.1%
Province of Quebec
2.50%, 04/20/2026	600,000	655,558

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	200,000	198,900

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 02/11/2024	500,000	553,503

Israel - 0.1%
Israel Government International Bond
3.88%, 07/03/2050	200,000	240,000
State of Israel
3.38%, 01/15/2050	200,000	221,495

		461,495

Japan - 0.8%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	2,048,403
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	907,119

		2,955,522

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 600,000	195,325
5.94%, 02/12/2029 (D)	700,000	227,420
8.20%, 08/12/2026 (B)	400,000	147,431

		570,176

Qatar - 0.5%
Qatar Government International Bond
2.38%, 06/02/2021 (D)	$ 1,600,000	1,616,000
4.50%, 01/20/2022 (D)	200,000	209,312

		1,825,312

Saudi Arabia - 0.1%
Saudi Government International Bond
4.50%, 04/22/2060, MTN (D) (F)	200,000	248,000

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	$ 300,000	$ 333,376

Total Foreign Government Obligations (Cost $7,577,952)		7,801,842

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (J) (K) (L)	383,351	377,672

Total Loan Assignment (Cost $378,173)		377,672

MORTGAGE-BACKED SECURITIES - 1.9%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	189,462	190,135
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.20% (A), 04/15/2036 (B)	300,000	288,649
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
1-Month LIBOR + 1.05%, 1.20% (A), 09/15/2036 (B)	86,502	85,367
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 0.59% (A), 07/25/2035	410	410
Series 2005-7, Class 22A1,
3.25% (A), 09/25/2035	109,243	85,448
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.43% (A), 05/25/2037	202,351	188,377
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	300,000	334,851
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.34% (A), 11/25/2034	37,490	38,557
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.51%, 08/26/2058 (B)	181,577	182,772
CSMC Trust
Series 2019-RPL9, Class A1,
3.05% (A), 10/27/2059 (B)	96,376	96,907
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	643,317
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.22% (A), 12/10/2044 (D)	GBP 42,639	54,482
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.57% (A), 07/19/2035	$ 27,512	23,079

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 400,000	$ 426,632
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	282,606	309,284
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	109,323	112,711
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.83% (A), 04/25/2028	96,528	93,822
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	169,401	177,317
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	541,583
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.11% (A), 12/15/2048	687,656	11,748
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.67% (A), 05/25/2035	19,854	19,973
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	440,651
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	356,343	374,747
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	185,201	195,739
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.24% (A), 06/10/2043 (D)	GBP 120,702	154,925
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	533,723	690,339
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 171,798	182,005
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.26% (A), 06/10/2059 (D)	GBP 195,220	240,138
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.81% (A), 06/10/2059 (D)	42,030	49,217
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.41% (A), 06/10/2059 (D)	50,036	61,413
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.61% (A), 06/10/2059 (D)	39,361	46,423

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.55% (A), 04/25/2035	$ 21,035	$ 20,750
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.18% (A), 08/25/2046	267,607	249,287
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	548,541

Total Mortgage-Backed Securities (Cost $6,974,272)		7,159,596

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	154,400
California Infrastructure & Economic Development Bank, Revenue Bonds,
Fixed until 07/01/2021, 0.45% (A), 01/01/2050 (B)	200,000	200,000
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	169,673
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	247,863
University of California, Revenue Bonds,
1.61%, 05/15/2030	100,000	100,212

		872,148

Florida - 0.2%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,424
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	400,000	406,140

		626,564

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	114,605

Michigan - 0.0% (I)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	85,000	86,810

New Jersey - 0.0% (I)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	100,000	100,893

New York - 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4,
2.01%, 05/01/2025	200,000	210,916

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	$ 200,000	$ 201,992
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	300,000	383,745

		796,653

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	200,000	251,830

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.90% (A), 12/26/2031	37,822	37,177

West Virginia - 0.0% (I)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	90,000	96,340

Wisconsin - 0.0% (I)
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	100,000	105,934

Total Municipal Government Obligations (Cost $2,822,181)		3,088,954

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.6%
Federal Home Loan Mortgage Corp.
0.25%, 08/24/2023	4,600,000	4,603,119
4.50%, 08/01/2048	451,707	499,231
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 0.83% (A), 02/25/2023	265,513	265,030
3.34% (A), 04/25/2028	600,000	679,427
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.51% (A), 01/15/2038	313,148	312,932
1-Month LIBOR + 0.40%, 0.55% (A), 02/15/2041 - 09/15/2045	662,852	667,930
3.50%, 01/15/2048	660,528	747,864
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
3.12% (A), 01/15/2038	313,148	17,754
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.74% (A), 09/15/2043	430,054	90,712
Federal National Mortgage Association
0.38%, 08/25/2025	400,000	398,740
0.88%, 08/05/2030	1,700,000	1,678,567
3.50%, 06/01/2045 - 07/01/2049	459,601	486,098
3.79%, 01/01/2029	400,000	462,287
4.00%, 09/01/2050	5,718,152	6,098,195
4.50%, 03/01/2039 - 02/01/2041	165,122	185,404

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.70% (A), 02/25/2041	$ 112,106	$ 112,592
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	202,411	13,752
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.95% (A), 05/20/2066 - 06/20/2066	1,247,359	1,263,332
3.50%, TBA (M)	1,400,000	1,475,988
4.00%, TBA (M)	2,900,000	3,083,686
Uniform Mortgage-Backed Security
1.50%, TBA (M)	900,000	919,771
2.00%, TBA (M)	4,100,000	4,224,218
2.50%, TBA (M)	1,500,000	1,568,707
3.00%, TBA (M)	6,300,000	6,600,850
3.50%, TBA (M)	5,000,000	5,277,587
4.00%, TBA (M)	15,600,000	16,655,133
4.50%, TBA (M)	900,000	973,547

Total U.S. Government Agency Obligations (Cost $59,125,705)		59,362,453

U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury - 21.2%
U.S. Treasury Bond
1.38%, 08/15/2050 (N)	3,900,000	3,827,484
2.00%, 02/15/2050 (M) (N)	12,760,000	14,476,619
2.88%, 11/15/2046 (N)	1,200,000	1,589,625
3.00%, 11/15/2044 - 08/15/2048 (N)	2,290,000	3,107,397
3.13%, 11/15/2041 - 05/15/2048 (N)	2,310,000	3,167,790
4.25%, 05/15/2039 - 11/15/2040 (N)	4,950,000	7,653,648
4.38%, 05/15/2040 - 05/15/2041 (N)	2,010,000	3,184,681
4.50%, 08/15/2039 (N)	9,860,000	15,611,538
U.S. Treasury Note
1.50%, 02/15/2030 (N)	5,610,000	6,055,294
1.63%, 08/15/2029 (F)	200,000	217,812
1.75%, 12/31/2026	100,000	108,406
1.88%, 03/31/2022 (N)	7,100,000	7,285,543
2.00%, 06/30/2024	300,000	320,227
2.00%, 11/15/2026 (N)	1,100,000	1,207,637
2.13%, 03/31/2024	500,000	533,867
2.25%, 02/15/2027 (N)	9,750,000	10,887,246
2.38%, 05/15/2029 (F) (N)	200,000	230,227
U.S. Treasury Strip Principal, Principal Only STRIPS
Zero Coupon, 05/15/2050	2,100,000	1,346,058

		80,811,099

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	319,566	325,233
0.50%, 01/15/2028 (N)	1,249,786	1,402,933

		1,728,166

Total U.S. Government Obligations (Cost $76,926,260)		82,539,265

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 49.1%
U.S. Cash Management Bill
0.12% (O), 02/09/2021	50,000,000	49,978,167
U.S. Treasury Bill
0.10% (O), 11/03/2020	50,000,000	49,995,417
0.11% (O), 10/29/2020 (P)	2,100,000	2,099,828

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.12% (O), 01/14/2021	$ 20,000,000	$ 19,993,292
0.12% (O), 01/07/2021 (P)	7,900,000	7,897,419
0.13% (O), 03/11/2021	19,100,000	19,089,322
0.13% (O), 10/22/2020 (P)	9,100,000	9,099,297
0.17% (O), 10/01/2020	29,000,000	29,000,000

Total Short-Term U.S. Government Obligations (Cost $187,152,742)		187,152,742

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (O)	1,123,745	1,123,745

Total Other Investment Company (Cost $1,123,745)		1,123,745

	Principal	Value
REPURCHASE AGREEMENTS - 15.8%
Fixed Income Clearing Corp., 0.00% (O), dated 09/30/2020, to be repurchased at $7,848,063 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 07/15/2022, and with a value of $8,005,106.	$ 7,848,063	7,848,063

Principal		Value
REPURCHASE AGREEMENTS (continued)

RBC Capital Markets LLC, 0.10% (O), dated 09/30/2020, to be repurchased at $52,200,145 on 10/01/2020. Collateralized by U.S. Government Obligations, 1.13% - 1.88%, due 03/31/2022 - 02/28/2025, and with a total value of $53,307,445.

$ 52,200,000		$ 52,200,000

Total Repurchase Agreements (Cost $60,048,063)		60,048,063

Total Investments Excluding Options Purchased (Cost $471,164,283)		482,066,493
Total Options Purchased - 1.3% (Cost $7,451,528)		5,039,580

Total Investments Before Securities Sold Short (Cost $478,615,811)		487,106,073

TBA SHORT COMMITMENT - (0.3)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.3)%
Uniform Mortgage-Backed Security
2.50%, TBA (M)	(1,200,000)	(1,257,027)

Total TBA Short Commitment (Proceeds $(1,254,188))		(1,257,027)

Net Other Assets (Liabilities), Net of Securities Sold Short - (27.6)%		(104,913,399)

Net Assets - 100.0%		$ 380,935,647

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (13.9)% (Q)

Bank of Nova Scotia, 0.17% (O), dated 08/13/2020, to be repurchased at $(15,928,487) on 10/13/2020. Collateralized by U.S. Government Obligations, 0.09% - 4.50%, due 01/07/2021 - 08/15/2039, and with a total value of $(15,962,219).

	$ (15,923,900)	$ (15,927,585)
BofA Securities, Inc., 0.14% (O), dated 09/29/2020, to be repurchased at $(3,865,905) on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 08/15/2050, and with a value of $(3,835,247).	(3,865,875)	(3,865,905)
BofA Securities, Inc., 0.17% (O), dated 09/17/2020, to be repurchased at $(5,887,952) on 10/01/2020. Collateralized by U.S. Government Obligations, 4.25%, due 05/15/2039 - 11/15/2040, and with a total value of $(5,871,867).	(5,887,562)	(5,887,951)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (Q)

Deutsche Bank Securities, Inc., 0.15% (O), dated 09/28/2020, to be repurchased at $(18,269,033) on 10/05/2020. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 03/31/2022 - 02/15/2027, and with a total value of $(18,204,013).

	$ (18,268,500)	$ (18,268,728)
JPMorgan Securities LLC, 0.13% (O), dated 08/27/2020, to be repurchased at $(6,052,858) on 10/15/2020. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2030, and with a value of $(6,066,918).	(6,051,788)	(6,052,553)
RBS Securities, Inc., 0.17% (O), dated 09/28/2020, to be repurchased at $(3,059,043) on 10/01/2020. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041, and with a value of $(3,043,863).	(3,059,000)	(3,059,043)

Total Reverse Repurchase Agreements	$ (53,056,625)	$ (53,061,765)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,650.00	06/18/2021	USD	170,504,100	507	$ 7,451,528	$ 5,039,580

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 34	BOA	Pay	0.90%	10/21/2020	USD	1,700,000	$(1,700)	$(3,859)
Put - North America Investment Grade Index - Series 34	BNP	Pay	0.95	11/18/2020	USD	4,800,000	(5,760)	(16,303)
Put - North America Investment Grade Index - Series 34	GSB	Pay	1.00	11/18/2020	USD	2,500,000	(2,375)	(7,105)
Put - North America Investment Grade Index - Series 34	BOA	Pay	1.00	11/18/2020	USD	1,700,000	(2,890)	(4,831)
Put - North America Investment Grade Index - Series 34	GSB	Pay	1.00	12/16/2020	USD	2,900,000	(5,873)	(12,106)
Put - North America Investment Grade Index - Series 34	DUB	Pay	1.00	12/16/2020	USD	2,500,000	(3,625)	(10,436)

Total							$(22,223)	$(54,640)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(22,223)	$(54,640)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 34	1.00%	Quarterly	12/20/2025	USD	200,000	$(12,644)	$(13,345)	$701
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	8,100,000	(69,122)	(54,117)	(15,005)

Total						$(81,766)	$(67,462)	$(14,304)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$3,380	$2	$3,378
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	12,173	866	11,307
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	12/15/2030	EUR	1,400,000	78,617	55,933	22,684

Total							$94,170	$56,801	$37,369

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$7,537	$(37,031)	$44,568
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	4,804	(34,134)	38,938

Total							$12,341	$(71,165)	$83,506

Value
OTC Swap Agreements, at value (Assets)	$12,341

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	98	12/21/2020	$ 13,638,207	$ 13,674,062	$ 35,855	$ —

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	253	12/18/2020	$19,109,264	$19,030,660	$—	$(78,604)
Euro-BTP Italy Government Bond	19	12/08/2020	3,232,032	3,287,573	55,541	—
MSCI EAFE Index	614	12/18/2020	58,656,301	56,893,240	—	(1,763,061)
S&P 500® E-Mini Index	753	12/18/2020	126,586,551	126,202,800	—	(383,751)

Total					$91,396	$(2,225,416)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(193)	12/31/2020	$(24,286,367)	$(24,324,031)	$—	$(37,664)
10-Year U.S. Treasury Ultra Note	(74)	12/21/2020	(11,850,586)	(11,834,219)	16,367	—
30-Year U.S. Treasury Bond	(122)	12/21/2020	(21,532,923)	(21,506,312)	26,611	—
Euro OAT	(10)	12/08/2020	(1,964,311)	(1,976,164)	—	(11,853)
German Euro Bund	(22)	12/08/2020	(4,479,214)	(4,501,550)	—	(22,336)
U.K. Gilt	(11)	12/29/2020	(1,926,299)	(1,931,924)	—	(5,625)
U.S. Treasury Ultra Bond	(64)	12/21/2020	(14,296,448)	(14,196,000)	100,448	—

Total					$143,426	$(77,478)

Total Futures Contracts					$234,822	$(2,302,894)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/02/2020	USD	29,406	EUR	25,000	$94	$—
BNP	10/02/2020	EUR	760,000	USD	908,875	—	(17,775)
BNP	10/16/2020	USD	11,465	RUB	818,628	948	—
BOA	11/17/2020	JPY	59,118,139	USD	554,244	6,601	—
CITI	10/01/2020	USD	31,665	DKK	209,295	—	(1,296)
CITI	10/02/2020	USD	1,503,678	GBP	1,136,000	37,828	—
CITI	10/06/2020	USD	565,040	PEN	2,002,388	9,390	—
CITI	11/05/2020	MXN	4,097,000	USD	181,165	3,339	—
GSB	10/21/2020	USD	102,764	MXN	2,195,000	3,749	—
GSB	10/21/2020	MXN	2,195,000	USD	101,465	—	(2,450)
GSB	03/10/2021	MXN	2,195,000	USD	101,128	—	(3,703)
HSBC	10/02/2020	GBP	141,000	USD	187,193	—	(5,252)
HSBC	10/06/2020	PEN	2,002,388	USD	559,404	—	(3,754)
HSBC	11/17/2020	JPY	62,100,000	USD	585,701	3,432	—
HSBC	11/30/2020	USD	558,733	PEN	2,002,388	3,162	—
HSBC	12/01/2020	USD	112,571	DKK	715,000	—	(154)
JPM	10/01/2020	USD	12,432	DKK	81,910	—	(468)
MSCS	10/01/2020	USD	64,089	DKK	423,795	—	(2,652)

Total						$68,543	$(37,504)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,195,245	$—	$6,195,245
Certificate of Deposit	—	200,000	—	200,000
Corporate Debt Securities	—	67,016,916	—	67,016,916
Foreign Government Obligations	—	7,801,842	—	7,801,842
Loan Assignment	—	—	377,672	377,672
Mortgage-Backed Securities	—	7,159,596	—	7,159,596
Municipal Government Obligations	—	3,088,954	—	3,088,954
U.S. Government Agency Obligations	—	59,362,453	—	59,362,453
U.S. Government Obligations	—	82,539,265	—	82,539,265
Short-Term U.S. Government Obligations	—	187,152,742	—	187,152,742
Other Investment Company	1,123,745	—	—	1,123,745
Repurchase Agreements	—	60,048,063	—	60,048,063
Exchange-Traded Options Purchased	5,039,580	—	—	5,039,580

Total Investments	$6,163,325	$480,565,076	$377,672	$487,106,073

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$94,170	$—	$94,170
Over-the-Counter Credit Default Swap Agreements	—	12,341	—	12,341
Futures Contracts (W)	234,822	—	—	234,822
Forward Foreign Currency Contracts (W)	—	68,543	—	68,543

Total Other Financial Instruments	$234,822	$175,054	$—	$409,876

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(1,257,027)	$—	$(1,257,027)

Total Securities Sold Short	$—	$(1,257,027)	$—	$(1,257,027)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(53,061,765)	$—	$(53,061,765)
Over-the-Counter Credit Default Swaptions Written	—	(54,640)	—	(54,640)
Centrally Cleared Credit Default Swap Agreements	—	(81,766)	—	(81,766)
Futures Contracts (W)	(2,302,894)	—	—	(2,302,894)
Forward Foreign Currency Contracts (W)	—	(37,504)	—	(37,504)

Total Other Financial Instruments	$(2,302,894)	$(53,235,675)	$—	$(55,538,569)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $35,931,508, representing 9.4% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the total value of Regulation S securities is $3,430,376, representing 0.9% of the Portfolio’s net assets.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2020; the maturity date disclosed is the ultimate maturity date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,747,445, collateralized by cash collateral of $1,123,745 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $660,330. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2020, the value of this security is $115,739, representing less than 0.1% of the Portfolio’s net assets.
(H)	Non-income producing security.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $686,956, representing 0.2% of the Portfolio’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fixed rate loan commitment at September 30, 2020.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended September 30, 2020 was $4,864,888 at a weighted average interest rate of 0.14%.
(O)	Rates disclosed reflect the yields at September 30, 2020.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $15,884,595.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2020 was $73,122,648 at a weighted average interest rate of 0.75%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Certificate of Deposit: A certificate of deposit is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 17